UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03916
Name of Registrant: Vanguard Specialized Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: January 31
Date of reporting period: October 31, 2017
Item 1: Schedule of Investments

Vanguard Precious Metals and Mining Fund

Schedule of Investments (unaudited)
As of October 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (95.5%)
Copper (6.8%)
^,1	Nevsun Resources Ltd.	35,974,070	84,770
	Lundin Mining Corp.	5,545,622	42,298
^	Southern Copper Corp.	678,330	29,134
*	KAZ Minerals plc	1,008,549	10,890
*	Atalaya Mining plc	200,000	445
			167,537
Diversified Metals & Mining (12.6%)
	Newmont Mining Corp.	4,330,620	156,595
^	Independence Group NL	17,654,527	54,247
*	Trevali Mining Corp.	27,500,000	29,203
	Grupo Mexico SAB de CV Class B	7,870,822	25,593
	Boliden AB	421,370	14,745
*,1	Neo Lithium Corp.	8,000,000	12,588
^,*	Arizona Mining Inc.	2,510,118	6,304
^,*	Orla Mining Ltd.	5,714,300	5,980
*,1	Aguia Resources Ltd.	7,705,882	2,262
^,*	Balmoral Resources Ltd.	5,324,500	2,022
*	Bluestone Resources Inc.	1,797,000	1,699
			311,238
Gold (59.9%)
	Franco-Nevada Corp.	1,669,614	132,634
^	Randgold Resources Ltd. ADR	1,162,627	114,251
^,*	B2Gold Corp.	37,190,786	94,093
	Agnico Eagle Mines Ltd.	2,095,594	93,526
*	Kinross Gold Corp.	20,649,194	81,564
*	Endeavour Mining Corp.	4,371,279	77,694
	Barrick Gold Corp.	4,500,843	65,037
^,*	Pretium Resources Inc.	5,540,263	62,439
	Royal Gold Inc.	723,226	60,831
*	IAMGOLD Corp.	10,265,501	56,337
	Newcrest Mining Ltd.	3,080,111	52,663
*,1	SEMAFO Inc.	20,803,148	52,246
	Alamos Gold Inc.	6,734,248	42,560
*,1	Guyana Goldfields Inc.	11,186,620	39,887
*	Torex Gold Resources Inc.	2,665,118	36,751
	Agnico Eagle Mines Ltd. (Toronto Shares)	814,545	36,368
	OceanaGold Corp.	13,494,858	36,193
*	Saracen Mineral Holdings Ltd.	31,715,213	35,147
^,*,1 Premier Gold Mines Ltd.		10,858,207	28,869
^,*,1 Alacer Gold Corp.		16,682,469	25,992
	Goldcorp Inc.	1,987,114	25,952
	Northern Star Resources Ltd.	6,465,904	25,713
*,1	Roxgold Inc.	29,570,296	25,213
	Alamos Gold Inc. Class A	3,627,542	22,973
	Tahoe Resources Inc.	4,678,633	22,457
*	Eldorado Gold Corp.	16,502,956	20,629
^	Osisko Gold Royalties Ltd.	1,634,820	20,579
^,*	Dacian Gold Ltd.	9,987,418	16,044

	Tahoe Resources Inc. (Toronto Shares)	2,689,463	12,904
	Regis Resources Ltd.	4,318,767	12,830
*,1	Beadell Resources Ltd.	83,211,152	11,382
*,1	Nighthawk Gold Corp.	17,775,860	9,645
*	Gold Road Resources Ltd.	12,341,066	6,500
^,*	Barkerville Gold Mines Ltd.	9,895,771	5,906
^,*	TMAC Resources Inc.	757,127	4,736
*	B2Gold Corp. (Toronto Shares)	1,860,800	4,731
^,*	Newcastle Gold Ltd.	5,265,895	3,184
	Eldorado Gold Corp. (Toronto Shares)	1,910,914	2,400
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	231,787	413
*	Continental Gold Inc Warrants Exp. 11/27/2017	450,000	5
*,2	Primero Mining Corp. Warrants Exp. 06/25/2018	638,250	2
			1,479,280
Other (2.8%)
	Bunge Ltd.	644,985	44,362
*,1,3 Osisko Mining Inc. Private Placement		4,642,857	12,761
*,3	Osisko Metals Inc. PP	6,575,000	5,413
*	Barkerville Gold Mines Ltd.	6,875,000	3,693
*,1	NEO Lithium Placing Warrants Exp. 08/22/2018	4,000,000	1,953
*	Osisko Metals Inc. Warrants Exp. 07/18/2019	3,287,500	459
*,1	Americas Silver Corp Warrants Exp. 06/09/2021	7,108,333	257
*,1	Nighthawk Gold Corp. Warrants Exp. 08/29/2017	5,729,647	—
*,1	Osisko Mining Inc. Warrants Exp. 08/25/2018	4,500,000	—
*	Barkerville Gold Mines Warrants Exp. 11/18/2018	263,158	—
*,2	Rescue Radio Corp.	15,955	—

			68,898
Precious Metals & Minerals (6.1%)
^,*,1 Dalradian Resources Inc.		45,625,000	43,146
*	Osisko Mining Inc.	13,904,193	42,464
	Fresnillo plc	1,819,388	31,465
^,*	Mountain Province Diamonds Inc.	4,935,352	13,619
	Lucara Diamond Corp.	6,088,724	10,619
	Industrias Penoles SAB de CV	385,742	8,968
			150,281
Silver (6.5%)
	Hochschild Mining plc	24,351,353	71,290
*,1	Fortuna Silver Mines Inc.	10,080,774	42,430
*	MAG Silver Corp.	2,703,673	28,816
*,1	Americas Silver Corp.	2,369,444	9,624
^,*	First Majestic Silver Corp.	1,409,994	9,517
			161,677
Steel (0.8%)
	Fortescue Metals Group Ltd.	5,797,395	20,613

Total Common Stocks (Cost $2,138,010)			2,359,524

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (6.3%)
Money Market Fund (6.3%)
4 Vanguard Market Liquidity Fund (Cost
$156,095)	1.246%	1,560,816	156,097

Total Investments (101.8%) (Cost $2,294,105)			2,515,621
			Amount
			($000)
Other Assets and Liabilities-Net (-1.8%)5			(44,575)
Net Assets (100%)			2,471,046

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $67,174,000.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security value determined using significant unobservable inputs.
3 Restricted security represents 0.7% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $74,295,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the latest quoted bid prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Precious Metals and Mining Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,968,750	390,772	2
Temporary Cash Investments	156,097	—	—
Total	2,124,847	390,772	2

D. At October 31, 2017, the cost of investment securities for tax purposes was $2,421,324,000. Net unrealized appreciation of investment securities for tax purposes was $94,297,000, consisting of unrealized gains of $305,499,000 on securities that had risen in value since their purchase and $211,202,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

Precious Metals and Mining Fund

		Current Period Transactions
	Jan. 31,		Proceeds					Oct. 31,
	2017		from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Aguia Resources Inc.	2,373	—	—	—	(111)	—	—	2,262
Alacer Gold Corp.	NA1	16,370	—	—	(4,690)	—	—	25,992
Americas Silver Corp.	8,048	—	—	—	1,576	—	—	9,624
Beadell Resources Ltd.	NA1	7,238	—	—	(5,724)	—	—	11,382
Dalradian Resources			–	–
Inc.	46,633	—			(3,487)	—	—	43,146
Dominion Diamond
Corp.	65,235	—	46,334	(23,397)	4,496	526	—	NA2
Fortuna Silver Mines
Inc.	NA1	17,581	—	—	(14,535)	—	—	42,430
Guyana Goldfields Inc.	NA1	28,415	—	—	(10,577)	—	—	39,887
Hochschild Mining plc	83,056	—	7,789	(2,014)	(1,964)	723	—	NA2
Nevsun Resources Ltd.	113,348	—	—	—	(28,578)	917	—	84,770
Nighthawk Gold Corp.	NA1	6,094	—	—	542	—	—	9,645
Osisko Metals Inc.	NA3	4,071	—	—	1,800	—	—	NA3
Osisko Mining Inc.	24,355	11,703	—	—	6,406	—	—	42,464
Premier Gold Mines		–
Inc.	32,001		10,092	3,434	3,526	—	—	28,869
Roxgold Inc.	34,541	—	—	—	(9,328)	—	—	25,213
SEMAFO Inc.	82,882	8,641	20,723	(1,936)	(16,618)	—	—	52,246
Vanguard Market
Liquidity Fund	163,010	NA4	NA4	7	(3)	559	—	156,097
Trevali Mining Corp.	NA1	24,739	—	—	4,464	—	—	29,203
Neo Lithium Corp.	NA1	6,718	—	—	5,870	—	—	12,588
Total	655,482			(23,906)	(66,935)	2,725	—	615,818

1 Not applicable—at January 31, 2017, the issuer was not an affiliated company of the fund.
2 Not applicable—at October 31, 2017, the security was still held, but the issuer was no longer an affiliated company of the fund.
3 Not applicable—at January 31, 2017, and October 31, 2017, the issuer was not an affiliated company of the fund, but it was affiliated during the period.
4 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Health Care Fund

Schedule of Investments (unaudited)
As of October 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (96.8%)
United States (73.2%)
Biotechnology (14.5%)
*	Vertex Pharmaceuticals Inc.	9,003,258	1,316,547
*	Regeneron Pharmaceuticals Inc.	2,866,296	1,154,028
*	Biogen Inc.	3,644,503	1,135,846
*	Incyte Corp.	9,466,973	1,072,135
*,1	Alnylam Pharmaceuticals Inc.	7,062,560	860,502
*,1	Alkermes plc	8,694,176	423,928
*,^,1 Agios Pharmaceuticals Inc.		3,874,924	249,041
*,^	TESARO Inc.	1,586,035	183,615
*	Ionis Pharmaceuticals Inc.	2,258,500	128,983
*,^,1 Prothena Corp. plc		2,150,294	124,825
*,^	Ironwood Pharmaceuticals Inc. Class A	4,594,407	70,662
*	Bluebird Bio Inc.	378,528	52,653
*,^	BeiGene Ltd. ADR	305,865	28,231
			6,800,996
Food & Staples Retailing (1.5%)
	Walgreens Boots Alliance Inc.	8,048,160	533,351
	CVS Health Corp.	2,329,018	159,608
			692,959
Health Care Equipment & Supplies (10.7%)
	Medtronic plc	16,509,984	1,329,384
	Abbott Laboratories	21,110,694	1,144,833
*	Boston Scientific Corp.	39,692,793	1,116,955
	Baxter International Inc.	6,747,291	434,998
	Becton Dickinson and Co.	1,522,573	317,715
	Stryker Corp.	1,654,500	256,232
*	Hologic Inc.	3,538,200	133,921
*	DexCom Inc.	2,606,600	117,219
	Dentsply Sirona Inc.	1,149,490	70,199
*	Intuitive Surgical Inc.	186,128	69,865
*	Edwards Lifesciences Corp.	466,355	47,676
			5,038,997
Health Care Providers & Services (18.8%)
	UnitedHealth Group Inc.	13,262,330	2,788,007
	Cigna Corp.	6,075,989	1,198,307
	McKesson Corp.	8,002,819	1,103,429
*	HCA Healthcare Inc.	11,002,078	832,307
	Aetna Inc.	4,646,623	790,065
	Cardinal Health Inc.	7,865,646	486,884
	Anthem Inc.	2,242,733	469,202
	Universal Health Services Inc. Class B	4,354,800	447,238
*	Envision Healthcare Corp.	5,273,390	224,646
*	WellCare Health Plans Inc.	1,061,400	209,881
*,^,1 Acadia Healthcare Co. Inc.		4,601,355	144,299
*	Centene Corp.	668,300	62,600
	Humana Inc.	215,600	55,053

*	LifePoint Health Inc.	341,100	16,424
*	Community Health Systems Inc. CVR	18,834,700	179
			8,828,521
Health Care Technology (2.8%)
*	Cerner Corp.	13,251,517	894,742
*,1	athenahealth Inc.	2,234,165	285,705
*,1	Allscripts Healthcare Solutions Inc.	11,198,893	150,961
			1,331,408
Life Sciences Tools & Services (2.9%)
	Thermo Fisher Scientific Inc.	3,389,165	656,922
*	Illumina Inc.	1,713,388	351,570
*	Quintiles IMS Holdings Inc.	1,711,421	185,005
	Agilent Technologies Inc.	1,486,550	101,130
*	PRA Health Sciences Inc.	601,636	48,991
			1,343,618
Pharmaceuticals (22.0%)
	Bristol-Myers Squibb Co.	49,957,892	3,080,403
	Eli Lilly & Co.	28,110,470	2,303,372
	Allergan plc	12,411,019	2,199,605
	Merck & Co. Inc.	28,025,644	1,543,933
*,1	Mylan NV	29,844,042	1,065,731
*,^,1 Medicines Co.		5,564,220	159,916
			10,352,960
Total United States			34,389,459
International (23.6%)
Belgium (1.9%)
1	UCB SA	11,849,551	862,609
*	Galapagos NV	282,879	27,511
			890,120
China (0.3%)
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	16,503,500	82,441
	Sino Biopharmaceutical Ltd.	31,970,000	37,385
*,2	Wuxi Biologics Cayman Inc.	2,657,500	15,067
			134,893
Denmark (0.8%)
*	Genmab A/S	1,085,043	219,109
	H Lundbeck	2,733,533	162,502
			381,611
France (0.6%)
	Essilor International SA	2,204,229	279,065

Israel (0.8%)
^	Teva Pharmaceutical Industries Ltd. ADR	27,180,276	375,088

Japan (9.2%)
1	Eisai Co. Ltd.	15,038,875	837,013
	Shionogi & Co. Ltd.	14,368,454	773,556
	Chugai Pharmaceutical Co. Ltd.	16,188,700	771,825
	Takeda Pharmaceutical Co. Ltd.	10,581,700	596,648
	Astellas Pharma Inc.	34,367,700	457,395
	Ono Pharmaceutical Co. Ltd.	18,832,660	431,628
	Sysmex Corp.	1,716,700	117,491
	Kyowa Hakko Kirin Co. Ltd.	6,291,000	116,126
	Nippon Shinyaku Co. Ltd.	1,318,400	93,433

Terumo Corp.	1,799,300	74,977
Olympus Corp.	1,392,900	51,836
		4,321,928
South Africa (0.1%)
Aspen Pharmacare Holdings Ltd.	1,140,383	25,766

Switzerland (4.1%)
Novartis AG	13,576,941	1,119,817
Roche Holding AG	2,994,934	692,222
Roche Holding AG (Bearer)	376,066	87,391
* Idorsia Ltd.	809,587	15,955
		1,915,385
United Kingdom (5.8%)
AstraZeneca plc	36,103,061	2,442,790
Smith & Nephew plc	8,976,157	169,306
^ Hikma Pharmaceuticals plc	7,939,027	122,715
		2,734,811
Total International		11,058,667
Total Common Stocks (Cost $27,934,327)		45,448,126

	Coupon
Temporary Cash Investments (3.3%)
Money Market Fund (0.4%)
3,4 Vanguard Market Liquidity Fund	1.246%		2,190,992	219,121
			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (1.1%)
Bank of America Securities, LLC	1.070%	11/1/17	82,300	82,300
(Dated 10/31/17, Repurchase Value
$82,302,000, collateralized by
Government National Mortgage Assn.
4.000%, 3/20/45, with a value of
$83,946,000)
Barclays Capital Inc.	1.040%	11/1/17	6,800	6,800
(Dated 10/31/2017, Repurchase Value
$6,800,000, collateralized by U.S.
Treasury Note/Bond 2.750%-7.625%,
4/26/18-11/15/2042, with a value of
$6,936,000)
HSBC Bank USA	1.040%	11/1/17	78,200	78,200
(Dated 10/31/17, Repurchase Value
$78,202,000, collateralized by Federal
National Mortgage Assn. 3.500%,12/1/46,
with a value of $79,771,000)

	RBC Capital Markets LLC	1.040%	11/1/17	23,600	23,600
	(Dated 10/31/17, Repurchase Value
	$23,601,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.500%,
	2/1/44-11/1/47, Federal National Mortgage
	Assn. 3.000%-4.500%, 9/1/32-10/1/47,
	Government National Mortgage Assn.
	3.000%-4.665%, 2/15/36-7/20/67, with a
	value of $24,072,000)
	Bank of Nova Scotia	1.040%	11/1/17	96,200	96,200
	(Dated 10/31/17, Repurchase Value
	$96,203,000, collateralized by U.S.
	Treasury Note/Bond 1.125%-
	3.750%,11/15/18-5/15/44, with a value of
	$98,127,000)
	BNP
	Paribas Securities Corp.	1.050%	11/1/17	104,900	104,900
	(Dated 10/31/17, Repurchase Value
	$104,903,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.000%-
	4.000%, 10/1/42-8/1/47, Federal National
	Mortgage Assn. 3.000%-4.500%, 8/1/25-
	9/1/47, and Government National
	Mortgage Assn. 2.250%-2.625%, 2/20/38-
	4/20/43, with a value of $106,998,000)
	Wells Fargo & Co.	1.060%	11/1/17	126,200	126,200
	(Dated 10/31/17, Repurchase Value
	$126,204,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.500%,
	8/1/47, with a value of $128,724,000)
					518,200
Commercial Paper (1.8%)
5	Apple Inc.	1.120%		125,000	124,938
5	Apple Inc.	1.131%		50,000	49,968
	General Electric Co.	1.203%		150,000	149,782
	General Electric Co.	1.510%		150,000	149,931
5	PepsiCo Inc.	1.101%		75,000	74,975
5	PepsiCo Inc.	1.101%		135,000	134,895
5	Wal-Mart Stores, Inc.	1.111%		150,000	149,947
					834,436
Total Temporary Cash Investments (Cost $1,571,750)					1,571,757
Total Investments (100.1%) (Cost $29,506,077)					47,019,883
Other Assets and Liabilities-Net (-0.1%)4					(64,873)
Net Assets (100%)					46,955,010

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $204,002,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the value of this security represented 0.0% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $208,751,000 of collateral received for securities on loan.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At October
31, 2017, the aggregate value of these securities was $534,723,000, representing 1.1% of net assets.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Health Care Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	34,389,459	—	—
Common Stocks—International	375,088	10,683,579	—
Temporary Cash Investments	219,121	1,352,636	—
Total	34,983,668	12,036,215	—

E. At October 31, 2017, the cost of investment securities for tax purposes was $29,575,082,000. Net unrealized appreciation of investment securities for tax purposes was $17,444,801,000, consisting of unrealized gains of $19,090,949,000 on securities that had risen in value since their purchase and $1,646,148,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Jan. 31,		Proceeds					Oct. 31,
	2017		from	Realized	Change in		Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Acadia Healthcare Co
Inc.	NA1	30,010	—	—	(81,481)	—	—	144,299
Agios Pharmaceuticals
Inc.	154,118	14,517	—	—	80,406	—	—	249,041
Alkermes plc	470,442	—	—	—	(46,514)	—	—	423,928
Allscripts Healthcare
Solutions Inc.	131,139	—	—	—	19,822	—	—	150,961
Alnylam
Pharmaceuticals Inc.	341,889	—	160,473	17,200	661,886	—	—	860,502
athenahealth Inc.	289,067	17,992	30,605	1,661	7,590	—	—	285,705
Eisai Co. Ltd.	828,954	—	—	—	8,059	9,757	—	837,013
Incyte Corp.	1,249,252	41,017	155,621	75,544	(138,057)	—	—	NA2
Medicines Co.	200,590	—	—	—	(40,674)	—	—	159,916
Mylan NV	1,144,717	16,790	34,017	(20,064)	(41,695)	—	—	1,065,731
Prothena Corp. plc	105,278	—	—	—	19,547	—	—	124,825
UCB SA	783,433	36,150	—	—	43,026	12,077	—	862,609

Health Care Fund

Vanguard Market
Liquidity Fund	88,012	NA3	NA3	5	(1)	—	—	219,121
Vertex
Pharmaceuticals Inc.	1,136,089	—	604,288	229,587	555,159	—	—	NA2
Total	6,922,980			303,933	1,047,073	21,834	—	5,383,651

1 Not applicable—at January 31, 2017, the issuer was not an affiliated company of the fund.
2 Not applicable—at October 31, 2017, the security was still held, but the issuer was not an affiliated company of the fund.
3 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Energy Fund

Schedule of Investments (unaudited)
As of October 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (95.9%)1
United States (63.3%)
Electric Utilities (1.6%)
	OGE Energy Corp.	2,460,687	90,652
	Avangrid Inc.	1,146,094	59,287
			149,939
Energy Equipment & Services (6.7%)
	Schlumberger Ltd.	4,142,029	265,090
	Halliburton Co.	4,728,701	202,105
	Patterson-UTI Energy Inc.	5,221,019	103,272
	Baker Hughes a GE Co.	2,091,780	65,744
			636,211
Multi-Utilities (1.3%)
	Sempra Energy	1,027,604	120,744

Oil, Gas & Consumable Fuels (53.1%)
	Exxon Mobil Corp.	10,591,394	882,793
	Chevron Corp.	5,183,683	600,737
	Pioneer Natural Resources Co.	2,728,488	408,373
	EOG Resources Inc.	3,005,640	300,173
*	Diamondback Energy Inc.	2,291,076	245,512
	Valero Energy Corp.	3,014,313	237,799
	Marathon Petroleum Corp.	3,071,856	183,513
	Phillips 66	1,964,302	178,909
	Occidental Petroleum Corp.	2,684,273	173,323
	Kinder Morgan Inc.	8,693,499	157,439
	EQT Corp.	2,361,928	147,715
	Cimarex Energy Co.	1,178,516	137,804
	Cabot Oil & Gas Corp.	4,885,860	135,338
*	Newfield Exploration Co.	4,306,258	132,590
*	Concho Resources Inc.	921,724	123,704
	ConocoPhillips	2,265,181	115,864
	Anadarko Petroleum Corp.	2,320,440	114,560
*	Antero Resources Corp.	5,173,596	100,368
*	Callon Petroleum Co.	7,489,472	83,058
*	Energen Corp.	1,464,031	75,690
	Hess Corp.	1,625,752	71,793
	Devon Energy Corp.	1,824,343	67,318
	Targa Resources Corp.	1,481,305	61,474
*	Rice Energy Inc.	1,850,404	52,459
*	Parsley Energy Inc. Class A	1,894,310	50,389
	Noble Energy Inc.	1,745,878	48,658
*	QEP Resources Inc.	4,025,827	36,031
	Marathon Oil Corp.	1,607,034	22,852
*	Extraction Oil & Gas Inc.	1,419,090	22,634
*	Continental Resources Inc.	368,193	14,989
*	Centennial Resource Development Inc. Class A	599,004	11,639
	Williams Cos. Inc.	56,840	1,620
	Apache Corp.	10,869	450

	Andeavor	2,020	215
			4,997,783
Other (0.6%)
^,2 Vanguard Energy ETF		578,000	53,511
Total United States			5,958,188
International (32.6%)
Australia (0.4%)
	Oil Search Ltd.	6,405,191	36,307
*	Santos Ltd.	990,763	3,424
*	WorleyParsons Ltd.	127,641	1,373
	Woodside Petroleum Ltd.	21,903	516
	Caltex Australia Ltd.	9,500	249
			41,869
Austria (0.0%)
	OMV AG	58,532	3,513

Brazil (0.8%)
*	Petroleo Brasileiro SA ADR	6,135,737	65,345
*	Petroleo Brasileiro SA Preference Shares	740,600	3,797
*	Petroleo Brasileiro SA	696,832	3,711
			72,853
Canada (5.4%)
	Suncor Energy Inc. (New York Shares)	4,126,067	140,121
	TransCanada Corp. (New York Shares)	2,422,364	115,014
	Encana Corp. (New York Shares)	6,394,666	74,818
*	Seven Generations Energy Ltd. Class A	3,739,018	56,458
	Canadian Natural Resources Ltd. (New York Shares)	1,384,117	48,306
^	PrairieSky Royalty Ltd. (Toronto Shares)	605,648	16,121
^	ARC Resources Ltd.	1,223,477	14,918
^	Crescent Point Energy Corp.	1,637,489	13,467
	Enbridge Inc.	197,004	7,571
	Suncor Energy Inc.	196,140	6,659
	TransCanada Corp.	88,972	4,224
	Canadian Natural Resources Ltd.	116,008	4,048
*	Husky Energy Inc.	196,241	2,543
3	PrairieSky Royalty Ltd.	93,253	2,510
			506,778
China (0.5%)
	CNOOC Ltd. ADR	223,089	30,496
	CNOOC Ltd.	4,100,717	5,599
	China Petroleum & Chemical Corp.	6,607,600	4,852
*	GCL-Poly Energy Holdings Ltd.	16,736,000	2,878
	Kunlun Energy Co. Ltd.	2,664,000	2,470
	Huaneng Renewables Corp. Ltd.	7,024,000	2,416
	China Longyuan Power Group Corp. Ltd.	3,158,000	2,342
	PetroChina Co. Ltd.	306,000	200
			51,253
Colombia (0.0%)
^	Ecopetrol SA ADR	248,726	2,758

Denmark (0.1%)
	Vestas Wind Systems A/S	53,899	4,759

France (4.1%)
	TOTAL SA ADR	6,536,782	364,229

TOTAL SA	363,747	20,275
384,504
Germany (1.1%)
4	Innogy SE	2,145,331	99,772

Greece (0.1%)
Motor Oil Hellas Corinth Refineries SA	98,689	2,363
Hellenic Petroleum SA	227,504	2,009
4,372
Hungary (0.0%)
*	MOL Hungarian Oil & Gas plc	252,536	3,024

India (2.7%)
Reliance Industries Ltd.	10,570,854	153,686
Power Grid Corp. of India Ltd.	26,509,158	86,728
Indian Oil Corp. Ltd.	471,998	3,031
GAIL India Ltd.	393,299	2,826
Hindustan Petroleum Corp. Ltd.	406,242	2,806
Vedanta Ltd.	63,882	328
249,405
Israel (0.0%)
Oil Refineries Ltd.	4,601,185	2,364

Italy (2.2%)
^	Eni SPA ADR	4,359,811	142,348
Tenaris SA ADR	2,063,546	56,231
Eni SPA	390,992	6,392
^	Saipem SPA	593,724	2,496
207,467
Japan (0.7%)
Inpex Corp.	5,240,568	56,112
JXTG Holdings Inc.	922,200	4,762
Idemitsu Kosan Co. Ltd.	102,400	2,993
Cosmo Energy Holdings Co. Ltd.	109,500	2,515
Showa Shell Sekiyu KK	27,300	322
66,704
Norway (0.4%)
*,^ Statoil ASA ADR	1,631,587	33,138
^	Statoil ASA	254,494	5,171
Subsea 7 SA	133,137	2,244
40,553

Poland (0.1%)
Polski Koncern Naftowy ORLEN SA	113,051	3,999
^	Grupa Lotos SA	138,970	2,520
Polskie Gornictwo Naftowe i Gazownictwo SA	236,580	435
6,954
Portugal (1.7%)
Galp Energia SGPS SA	8,652,146	160,863

Russia (3.3%)
Lukoil PJSC ADR	2,733,848	145,218
Rosneft Oil Co. PJSC GDR	22,494,858	123,331
Gazprom PJSC ADR	5,747,728	24,689
Gazprom PJSC	2,420,164	5,210

AK Transneft OAO Preference Shares	914	2,891
Tatneft PJSC ADR	61,525	2,770
Surgutneftegas OJSC	3,616,800	1,804
Surgutneftegas OAO Preference Shares	2,786,833	1,382
LUKOIL PJSC	23,865	1,263
Tatneft PJSC	155,950	1,163
Rosneft Oil Co. PJSC	38,480	210
		309,931
South Korea (0.1%)
SK Innovation Co. Ltd.	21,745	3,989
GS Holdings Corp.	43,485	2,575
Doosan Heavy Industries & Construction Co. Ltd.	124,816	1,953
		8,517
Spain (0.6%)
Iberdrola SA	5,906,764	47,733
* Repsol SA	290,111	5,437
		53,170
Sweden (0.0%)
* Lundin Petroleum AB	118,682	2,792

Taiwan (0.0%)
Formosa Petrochemical Corp.	795,000	2,783

Thailand (0.1%)
Thai Oil PCL (Foreign)	947,700	2,911
PTT PCL (Foreign)	220,000	2,783
* PTT Exploration and Production PCL (Local)	961,000	2,498
* PTT PCL	166,300	2,104
		10,296
Turkey (0.1%)
Tupras Turkiye Petrol Rafinerileri AS	81,183	2,925
KOC Holding AS	539,292	2,415
		5,340
United Kingdom (8.1%)
Royal Dutch Shell plc ADR	6,277,302	395,658
BP plc ADR	7,559,327	307,438
Royal Dutch Shell plc Class B	637,782	20,535
BP plc	2,594,219	17,596
Royal Dutch Shell plc Class A	348,089	10,958
Royal Dutch Shell plc Class A (Amsterdam Shares)	334,190	10,523
Petrofac Ltd.	378,693	2,110
		764,818
Total International		3,067,412
Total Common Stocks (Cost $6,021,338)		9,025,600

		Coupon
Temporary Cash Investments (5.1%)1
Money Market Fund (1.5%)
5,6 Vanguard Market Liquidity Fund		1.246%		1,444,489	144,463

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreements (2.7%)
	RBS Securities, Inc.
	(Dated 10/31/17, Repurchase Value
	$132,204,000, collateralized by U.S.
	Treasury Note/Bond 0.625%-1.000%,
	2/15/18-4/30/18, with a value of
	$134,846,000)	1.040%	11/1/17	132,200	132,200
	Societe Generale
	(Dated 10/31/17, Repurchase Value
	$123,404,000, collateralized by Federal
	Home Loan Bank 1.375%, 3/18/19, Federal
	Home Loan Mortgage Corp. 1.250%-
	6.364%, 7/26/19-8/1/47, Federal National
	Mortgage Assn. 2.459%-5.007%, 1/1/18-
	9/1/47, Government National Mortgage
	Assn. 2.625%-4.500%, 6/20/28-4/20/47,
	and U.S. Treasury Note/Bond 2.000%,
	11/15/26, with a value of $125,868,000)	1.070%	11/1/17	123,400	123,400
					255,600
U.S. Government and Agency Obligations (0.9%)
7	Fannie Mae Discount Notes	1.012%	12/18/17	75,000	74,899
8	United States Cash Management Bill	1.048%	1/2/18	6,000	5,989
8	United States Treasury Bill	1.122%	2/8/18	60	60
8	United States Treasury Bill	1.169%	3/22/18	50	50
					80,998
Total Temporary Cash Investments (Cost $481,071)					481,061
Total Investments (101.0%) (Cost $6,502,409)					9,506,661
Other Assets and Liabilities-Net (-1.0%)6					(96,548)
Net Assets (100%)					9,410,113

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $73,839,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.6% and 4.4%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security value determined using significant unobservable inputs.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the value of this security represented 1.1% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $78,828,000 of collateral received for securities on loan.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8 Securities with a value of $2,954,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	521	67,019	542

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a

Energy Fund

counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	5,958,188	—	—
Common Stocks—International	1,909,417	1,155,485	2,510
Temporary Cash Investments	144,463	336,598	—
Futures Contracts—Assets[1]	135	—	—
Total	8,012,203	1,492,083	2,510
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. At October 31, 2017, the cost of investment securities for tax purposes was $6,512,300,000. Net unrealized appreciation of investment securities for tax purposes was $2,994,361,000, consisting of unrealized gains of $3,158,873,000 on securities that had risen in value since their purchase and $164,512,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments (unaudited)
As of October 31, 2017

			Market
			Value
		Shares	($000)
Equity Real Estate Investment Trusts (REITs) (99.8%)1
Diversified REITs (7.0%)
2	VEREIT Inc.	65,860,584	519,640
2	WP Carey Inc.	7,199,823	490,668
2	Colony NorthStar Inc. Class A	35,359,665	434,217
2	Liberty Property Trust	9,950,764	426,689
2	Forest City Realty Trust Inc. Class A	14,427,614	355,352
2	Gramercy Property Trust	10,266,120	304,904
2	STORE Capital Corp.	11,557,525	285,355
2	Spirit Realty Capital Inc.	32,717,502	271,882
2	PS Business Parks Inc.	1,378,255	182,384
	Empire State Realty Trust Inc.	9,013,314	180,717
2	Washington REIT	5,191,736	167,122
2	Lexington Realty Trust	14,625,316	148,008
2	Alexander & Baldwin Inc.	3,156,103	142,782
2	Select Income REIT	4,533,725	109,535
2	Global Net Lease Inc.	4,491,862	97,024
2	American Assets Trust Inc.	2,388,503	92,650
*,2	iStar Inc.	4,389,893	51,362
2	Investors Real Estate Trust	8,241,269	48,211
2	Armada Hoffler Properties Inc.	3,036,103	43,325
2	Gladstone Commercial Corp.	1,703,081	36,889
2	One Liberty Properties Inc.	935,845	22,676
2,3	Winthrop Realty Trust	1,892,511	14,173
2	RAIT Financial Trust	5,772,409	3,088
			4,428,653
Health Care REITs (10.7%)
2	Welltower Inc.	24,751,776	1,657,379
2	Ventas Inc.	23,988,380	1,505,271
2	HCP Inc.	31,665,147	818,227
2	Healthcare Trust of America Inc. Class A	12,933,480	388,651
^,2	Omega Healthcare Investors Inc.	13,303,324	383,934
2	Medical Properties Trust Inc.	24,604,959	325,524
2	Senior Housing Properties Trust	16,057,287	295,454
2	Healthcare Realty Trust Inc.	8,368,130	269,788
2	Sabra Health Care REIT Inc.	11,885,625	236,762
2	National Health Investors Inc.	2,770,397	211,077
2	Physicians Realty Trust	12,010,105	208,736
2	LTC Properties Inc.	2,675,024	124,415
*,2	Quality Care Properties Inc.	6,326,875	100,154
2	CareTrust REIT Inc.	4,907,924	92,760
2	Universal Health Realty Income Trust	873,349	63,938
2	New Senior Investment Group Inc.	5,560,410	49,710
			6,731,780
Hotel & Resort REITs (6.0%)
2	Host Hotels & Resorts Inc.	50,004,588	978,090
2	Hospitality Properties Trust	11,106,329	317,419
	Park Hotels & Resorts Inc.	10,165,566	292,667
2	Apple Hospitality REIT Inc.	14,323,591	271,289
2	RLJ Lodging Trust	11,814,358	255,899

2	Sunstone Hotel Investors Inc.	14,902,641	243,211
2	LaSalle Hotel Properties	7,653,467	215,904
2	Ryman Hospitality Properties Inc.	3,108,132	205,541
^,2	Pebblebrook Hotel Trust	4,701,318	167,649
2	Xenia Hotels & Resorts Inc.	7,219,050	157,086
2	DiamondRock Hospitality Co.	13,537,402	147,016
^,2	MGM Growth Properties LLC Class A	4,675,735	137,981
2	Chesapeake Lodging Trust	4,062,288	113,338
2	Summit Hotel Properties Inc.	7,045,675	111,392
2	Chatham Lodging Trust	2,597,474	56,495
2	Hersha Hospitality Trust Class A	2,825,832	49,989
2	Ashford Hospitality Trust Inc.	6,590,379	46,330
2	Ashford Hospitality Prime Inc.	1,729,186	16,808
			3,784,104
Industrial REITs (6.8%)
2	Prologis Inc.	35,847,761	2,315,048
2	Duke Realty Corp.	24,039,673	684,650
2	DCT Industrial Trust Inc.	6,215,025	360,596
2	First Industrial Realty Trust Inc.	7,927,232	244,793
2	EastGroup Properties Inc.	2,291,341	207,573
2	STAG Industrial Inc.	5,997,612	163,735
2	Rexford Industrial Realty Inc.	4,508,932	133,870
2	Terreno Realty Corp.	3,377,863	124,035
2	Monmouth Real Estate Investment Corp.	4,414,386	75,221
			4,309,521
Office REITs (11.7%)
2	Boston Properties Inc.	10,400,241	1,260,301
2	Vornado Realty Trust	11,519,039	862,315
2	Alexandria Real Estate Equities Inc.	6,156,885	763,207
2	SL Green Realty Corp.	6,879,648	658,245
2	Kilroy Realty Corp.	6,643,626	473,225
2	Douglas Emmett Inc.	9,926,486	394,975
2	Hudson Pacific Properties Inc.	10,550,835	356,829
2	Highwoods Properties Inc.	6,897,628	352,124
2	Cousins Properties Inc.	28,316,141	255,412
*,2	Equity Commonwealth	8,386,285	252,008
2	Corporate Office Properties Trust	6,721,545	214,619
2	Paramount Group Inc.	13,294,823	211,654
2	Brandywine Realty Trust	11,851,890	207,290
*,2	JBG SMITH Properties	6,392,192	199,500
2	Piedmont Office Realty Trust Inc. Class A	9,825,681	190,029
2	Columbia Property Trust Inc.	8,277,256	182,762
2	Mack-Cali Realty Corp.	5,771,527	131,418
2	Government Properties Income Trust	6,502,520	118,151
*,2	New York REIT Inc.	11,355,374	85,733
2	Franklin Street Properties Corp.	6,893,247	68,932
2	Tier REIT Inc.	3,230,868	63,228
2	Easterly Government Properties Inc.	2,508,741	50,476
2	NorthStar Realty Europe Corp.	3,535,824	47,627
			7,400,060
Other (9.9%)[4]
5,6,7Vanguard REIT II Index Fund		315,416,633	6,243,289

Residential REITs (14.9%)
2	AvalonBay Communities Inc.	9,313,872	1,688,884
2	Equity Residential	24,818,607	1,669,300

2	Essex Property Trust Inc.	4,434,292	1,163,691
2	Mid-America Apartment Communities Inc.	7,677,229	785,764
2	UDR Inc.	18,074,865	701,124
2	Camden Property Trust	6,263,847	571,513
2	Equity LifeStyle Properties Inc.	5,576,715	493,428
2	Sun Communities Inc.	5,293,610	477,801
2	Apartment Investment & Management Co.	10,614,185	466,812
2	American Campus Communities Inc.	9,062,493	376,819
	American Homes 4 Rent Class A	15,714,936	334,414
2	Starwood Waypoint Homes	8,439,051	306,422
2	Education Realty Trust Inc.	4,946,875	172,646
2	Independence Realty Trust Inc.	5,518,856	56,016
2	Altisource Residential Corp.	3,435,438	36,656
2	UMH Properties Inc.	2,011,960	30,059
2	NexPoint Residential Trust Inc.	1,066,471	25,329
			9,356,678
Retail REITs (16.3%)
2	Simon Property Group Inc.	21,103,413	3,277,993
2	Realty Income Corp.	18,457,990	990,640
	GGP Inc.	41,763,103	812,710
2	Regency Centers Corp.	10,346,984	636,857
2	Federal Realty Investment Trust	4,622,955	557,159
2	Kimco Realty Corp.	28,163,008	511,440
2	Macerich Co.	8,146,150	444,780
^,2	National Retail Properties Inc.	10,080,960	405,053
2	Brixmor Property Group Inc.	20,194,214	352,793
2	Weingarten Realty Investors	8,244,752	251,053
2	Retail Properties of America Inc.	16,013,421	195,684
2	Taubman Centers Inc.	4,102,775	193,733
2	Urban Edge Properties	7,693,526	180,490
2	DDR Corp.	21,091,267	161,770
2	Acadia Realty Trust	5,727,506	161,229
^,2	Tanger Factory Outlet Centers Inc.	6,520,139	148,333
2	Retail Opportunity Investments Corp.	6,887,352	123,835
2	Kite Realty Group Trust	5,649,231	105,584
2	Washington Prime Group Inc.	12,534,431	98,145
^,2	CBL & Associates Properties Inc.	11,565,571	90,674
2	Agree Realty Corp.	1,914,493	90,536
2	Ramco-Gershenson Properties Trust	5,361,920	67,721
^,2	Seritage Growth Properties Class A	1,643,649	67,603
	Alexander's Inc.	155,350	63,849
2	Getty Realty Corp.	2,227,321	63,278
	Saul Centers Inc.	871,978	53,295
^,2	Pennsylvania REIT	4,714,215	45,822
	Urstadt Biddle Properties Inc. Class A	1,950,812	42,391
^,2	Whitestone REIT	2,571,073	34,350
2	Cedar Realty Trust Inc.	5,795,956	31,530
	Urstadt Biddle Properties Inc.	58,856	1,060
			10,261,390
Specialized REITs (16.5%)
2	Equinix Inc.	5,266,617	2,441,077
2	Public Storage	10,576,324	2,191,943
2	Digital Realty Trust Inc.	13,862,881	1,641,920
2	Extra Space Storage Inc.	8,515,760	694,801
2	Iron Mountain Inc.	16,962,637	678,505
2	Gaming and Leisure Properties Inc.	11,839,989	432,633

2	CyrusOne Inc.		5,634,649	345,911
2	EPR Properties		4,978,780	344,432
2	CubeSmart		12,179,425	331,524
	CoreSite Realty Corp.		2,311,471	255,995
2	Life Storage Inc.		3,142,979	254,016
2	GEO Group Inc.		8,391,537	217,760
2	CoreCivic Inc.		7,986,760	196,954
2	QTS Realty Trust Inc. Class A		3,238,588	187,352
2	Four Corners Property Trust Inc.		4,057,367	100,136
2	National Storage Affiliates Trust		2,994,800	74,241
				10,389,200
Total Equity Real Estate Investment Trusts (REITs) (Cost $56,357,760)				62,904,675
		Coupon
Temporary Cash Investment (0.5%)1
Money Market Fund (0.5%)
8,9 Vanguard Market Liquidity Fund		1.246%	2,955,912	295,621
Total Temporary Cash Investments (Cost $295,628)				295,621
Total Investments (100.3%) (Cost $56,653,388)				63,200,296
Other Assets and Liabilities-Net (-0.3%)9,10				(162,724)
Net Assets (100%)				63,037,572

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $181,000,000.
1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use of swap contracts. After giving effect to swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Security value determined using significant unobservable inputs.
4 “Other” represents securities that are not classified by the fund’s benchmark index.
5 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6 Represents a wholly owned subsidiary of the fund. See Appendix for Vanguard REIT II Index Fund Schedule of
Investments.
7 The fund commenced operations on September 27, 2017, and has not made a distribution as of October 31,
2017.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
9 Includes $190,629,000 of collateral received for securities on loan.
10 Cash of $4,640,000 has been segregated as collateral for open swap contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Total Return Swaps

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Brixmor Property Group Inc.	11/28/17	GSCM	7,984	(1.237%)	(650)
Federal Realty Investment Trust	11/28/17	GSCM	33,491	(1.237%)	(2,170)
Gaming And Leisure Properties	12/21/17	GSCM	56,671	(1.787%)	(802)
Kimco Realty Corp.	11/28/17	GSCM	11,749	(1.237%)	(676)

REIT Index Fund

Retail Opportunity Investments Corp.	11/28/17	GSCM	10,187	(1.237%)	(662)
(4,960)
GSCM—Goldman Sachs Capital Management.
1 Payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	62,890,502	—	14,173
Temporary Cash Investments	295,621	—	—
Swap Contracts—Liabilities	—	(4,960)	—
Total	63,186,123	(4,960)	14,173

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

REIT Index Fund

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Brixmor Property Group Inc.	11/28/17	GSCM	7,984	(1.237%)	(650)
Federal Realty Investment Trust	11/28/17	GSCM	33,491	(1.237%)	(2,170)
Gaming And Leisure Properties	12/21/17	GSCM	56,671	(1.237%)	(802)
Kimco Realty Corp.	11/28/17	GSCM	11,749	(1.237%)	(676)
Retail Opportunity Investments Corp.	11/28/17	GSCM	10,187	(1.237%)	(662)
					(4,960)
GSCM—Goldman Sachs Capital Management.

D. At October 31, 2017, the cost of investment securities for tax purposes was $56,653,388,000. Net unrealized appreciation of investment securities for tax purposes was $6,546,908,000, consisting of unrealized gains of $9,176,602,000 on securities that had risen in value since their purchase and $2,629,694,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

REIT Index Fund

		Current Period Transactions
	Jan. 31,		Proceeds					Oct 31,
	2017		from	Realized Change in			Capital Gain	2017
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)[1]	($000)	($000	($000)	($000)	($000)

Acadia Realty Trust	196,914	22,103	36,010	2,291	(24,069)	3,195	1,532	161,229
Agree Realty Corp.	93,077	16,257	20,004	2,738	(1,559)	2,451	—	90,536
Alexander & Baldwin
Inc.	NA2	156,925	19,416	378	4,896	—	—	142,782
Alexandria Real Estate
Equities Inc.	661,333	170,643	149,166	21,194	55,489	8,904	3,888	763,207
Altisource Residential
Corp.	—	55,596	7,167	(1,215)	(10,557)	1,087	—	36,656
American Assets Trust
Inc.	111,900	10,416	19,171	3,695	(13,842)	1,677	30	92,650
American Campus
Communities Inc.	485,474	49,251	90,283	9,605	(78,824)	4,819	2,870	376,818
American Homes 4
Rent Class A	364,865	63,687	77,336	8,036	(23,690)	1,344	64	NA3
Apartment Investment
& Management Co.	526,976	49,044	108,506	14,577	(15,279)	3,539	9,363	466,812
Apple Hospitality REIT
Inc.	254,259	93,672	59,712	(908)	(17,583)	11,547	605	271,289
Armada Hoffler
Properties Inc.	35,538	14,366	8,504	49	1,876	1,798	—	43,325
Ashford Hospitality
Prime Inc.	23,972	5,725	5,615	(852)	(6,422)	594	297	16,808
Ashford Hospitality
Trust Inc.	56,353	4,216	9,533	787	(6,064)	—	—	46,330
AvalonBay
Communities Inc.	1,821,329	187,260	403,408	46,931	36,772	30,215	12,341	1,688,884
Boston Properties Inc.	1,539,727	143,280	311,924	27,362	(138,145)	23,081	2,067	1,260,301
Brandywine Realty
Trust	215,857	19,745	46,713	3,775	15,546	2,617	2,589	207,290
Brixmor Property
Group Inc.	561,990	41,005	101,805	(16,101)	(132,523)	16,825	—	352,793
Camden Property Trust	559,077	84,769	123,918	15,839	35,747	5,531	9,037	571,513
Care Capital Properties
Inc.	158,877	10,542	12,576	305	29,586	8,881	160	—
CareTrust REIT Inc.	71,948	19,534	16,895	2,446	15,706	2,305	—	92,760
CBL & Associates
Properties Inc.	134,770	13,178	19,921	(5,296)	(32,057)	9,888	—	90,674

Cedar Realty Trust Inc.	38,029	3,693	6,430	(64)	(3,503)	221	—	31,530
Chatham Lodging
Trust	59,483	4,469	11,924	(789)	4,958	2,648	56	56,495
Chesapeake Lodging
Trust	117,765	9,540	23,368	975	8,094	4,872	10	113,338
Colony NorthStar Inc.
Class A	559,904	52,475	114,581	(28,614)	(34,966)	29,891	—	434,217
Columbia Property
Trust Inc.	199,767	23,608	38,399	(1,088)	(6,751)	1,920	—	182,762
CoreCivic Inc.	250,483	33,032	46,735	(5,495)	(34,333)	10,814	—	196,954

CoreSite Realty Corp.	223,642	23,881	54,563	19,024	44,012	6,413	—	NA3
Corporate Office
Properties Trust	230,818	28,818	46,242	4,242	(4,207)	2,940	1,329	214,619

REIT Index Fund

Cousins Properties Inc.	217,444	77,586	56,694	3,347	(37,176)	3,664	423	255,412

CubeSmart	344,856	30,736	71,162	11,708	15,386	10,391	242	331,524
CyrusOne Inc.	NA2	149,797	65,285	13,696	58,222	1,718	—	345,911
DCT Industrial Trust
Inc.	308,386	32,502	72,653	18,597	73,684	5,461	501	360,596

DDR Corp.	361,296	22,646	48,405	(12,077)	(161,405)	4,387	657	161,770
DiamondRock
Hospitality Co.	173,307	14,836	34,788	606	(6,455)	4,968	—	147,016
Digital Realty Trust Inc.	1,312,413	142,703	332,556	60,122	459,238	35,683	1,030	1,641,920

Douglas Emmett Inc.	415,539	39,174	81,044	16,017	3,240	2,066	24	394,975
Duke Realty Corp.	653,127	74,842	156,627	27,469	85,482	7,021	8,212	684,650
DuPont Fabros
Technology Inc.	274,547	46,666	23,450	9,954	(105,159)	5,529	—	—
Easterly Government
Properties Inc.	53,384	9,598	13,877	759	123	1,745	—	50,476
EastGroup Properties
Inc.	178,153	20,335	40,183	8,916	40,349	4,320	306	207,573
Education Realty Trust
Inc.	224,847	18,749	42,634	4,322	(34,129)	4,353	4	172,646

EPR Properties	360,230	82,121	75,190	9,785	(31,969)	12,748	529	344,432
Equinix Inc.	2,094,111	393,848	495,047	78,391	369,773	34,269	—	2,441,077
Equity Commonwealth	281,565	33,262	55,628	4,367	(11,558)	—	—	252,008
Equity LifeStyle
Properties Inc.	458,547	50,676	104,217	26,349	61,475	8,327	—	493,428
Equity Residential	1,700,169	173,734	382,165	32,775	144,786	21,942	19,894	1,669,300
Essex Property Trust
Inc.	1,124,304	118,750	266,234	48,374	138,497	21,340	3,669	1,163,691
Extra Space Storage
Inc.	693,628	69,906	157,841	35,904	53,204	21,447	800	694,801
Federal Realty
Investment Trust	767,656	68,337	177,077	13,195	(114,952)	15,248	102	557,159
FelCor Lodging Trust
Inc.	74,919	6,061	77,231	(3,371)	(882)	—	—	—
First Industrial Realty
Trust Inc.	231,273	22,146	53,110	11,561	32,764	4,490	819	244,793
First Potomac Realty
Trust	45,915	3,470	53,407	(6,123)	8,722	371	58	—
Forest City Realty
Trust Inc. Class A	NA2	48,229	143,417	9,110	22,859	4,599	635	355,352
Four Corners Property
Trust Inc.	95,138	13,244	20,779	2,807	8,362	3,117	—	100,136
Franklin Street
Properties Corp.	98,735	7,084	15,904	(1,330)	(20,836)	2,867	164	68,932
Gaming and Leisure
Properties Inc.	451,949	21,879	113,120	1,783	70,416	24,064	899	432,633

GEO Group Inc.	238,351	45,201	49,123	4,813	(20,805)	12,987	—	217,760
Getty Realty Corp.	53,660	14,506	12,546	1,862	5,743	1,170	659	63,278
GGP Inc.	NA2	162,047	204,946	15,271	(252,932)	29,094	—	NA3
Gladstone Commercial
Corp.	35,673	4,929	7,589	643	3,076	2,066	—	36,889
Global Net Lease Inc.	100,412	24,034	19,599	(1,180)	(12,185)	7,074	16	97,024
Government Properties
Income Trust	105,148	44,995	26,307	569	(6,126)	4,604	480	118,151
Gramercy Property	283,551	50,347	66,848	6,559	31,295	12,037	—	304,904

REIT Index Fund

Trust
HCP Inc.	1,057,091	108,191	195,081	(5,643)	(262,781)	26,683	717	818,227
Healthcare Realty
Trust Inc.	267,885	43,092	60,104	6,946	11,818	4,195	1,269	269,789
Healthcare Trust of
America Inc. Class A	306,954	152,725	84,287	9,383	4,714	8,058	—	388,651
Hersha Hospitality
Trust Class A	65,320	4,460	12,721	(248)	(6,647)	2,384	—	49,989
Highwoods Properties
Inc.	388,011	39,496	73,284	9,741	(11,506)	7,129	2,621	352,124
Hospitality Properties
Trust	387,308	34,278	71,857	3,957	(36,652)	17,816	—	317,419
Host Hotels & Resorts
Inc.	1,026,815	97,337	222,737	6,116	70,559	21,754	10,495	978,090
Hudson Pacific
Properties Inc.	396,078	55,490	74,966	11,793	(30,371)	6,385	359	356,829
Independence Realty
Trust Inc.	46,445	15,268	10,956	501	4,758	2,848	—	56,016
Investors Real Estate
Trust	59,808	4,217	10,333	(1,497)	(3,319)	481	792	48,211

Iron Mountain Inc.	685,207	65,238	149,948	6,678	65,279	26,169	—	678,505
iStar Inc.	61,435	5,076	18,052	(370)	3,272	—	—	51,362
JBG SMITH Properties	—	239,814	29,868	852	(10,635)	—	—	199,500

Kilroy Realty Corp.	528,491	73,075	102,227	15,429	(40,733)	5,466	2,271	473,225
Kimco Realty Corp.	800,160	67,976	148,507	1,814	(208,502)	8,066	12,929	511,440
Kite Realty Group Trust	153,379	10,931	25,748	(4,708)	(28,614)	4,325	—	105,584
LaSalle Hotel
Properties	261,084	22,060	50,658	1,435	(18,016)	10,767	333	215,904
Lexington Realty Trust	175,028	15,669	33,140	1,391	(8,772)	5,709	—	148,008
Liberty Property Trust	431,139	41,471	94,404	6,746	40,500	8,395	3,240	426,689

Life Storage Inc.	284,634	27,233	55,243	8,068	(10,663)	10,007	—	254,016
LTC Properties Inc.	136,343	15,477	26,792	4,332	(5,507)	3,690	434	124,415
Macerich Co.	641,794	51,792	118,283	2,884	(132,402)	8,627	10,219	444,780

Mack-Cali Realty Corp.	182,681	14,901	32,777	1,193	(36,600)	1,903	109	131,418
Medical Properties
Trust Inc.	295,035	87,061	66,840	5,842	6,058	13,815	720	325,524
MGM Growth
Properties LLC Class A	113,887	37,528	28,952	1,530	13,988	5,232	—	137,981
Mid-America
Apartment
Communities Inc.	825,028	83,976	191,936	33,927	35,173	21,207	30	785,764
Monmouth Real Estate
Investment Corp.	68,492	8,716	13,342	2,848	8,660	1,048	50	75,221
Monogram Residential
Trust Inc.	123,338	8,715	153,592	24,018	(3,140)	1,524	124	—
National Health
Investors Inc.	221,854	27,456	44,645	7,474	(575)	6,554	1,286	211,077
National Retail
Properties Inc.	490,928	45,124	94,720	11,831	(48,068)	12,406	129	405,053
National Storage
Affiliates Trust	72,371	7,946	14,353	1,109	6,866	2,488	—	74,241
New Senior Investment
Group Inc.	57,232	9,177	10,116	(717)	(7,939)	1,593	104	49,710

New York REIT Inc.	126,386	9,464	20,098	(3,046)	(30,959)	—	—	85,733

REIT Index Fund

NexPoint Residential
Trust Inc.	30,185	2,526	8,210	508	341	685	29	25,329
NorthStar Realty
Europe Corp.	55,954	3,991	17,869	1,855	4,384	1,205	—	47,628
Omega Healthcare
Investors Inc.	474,785	44,747	92,108	12,652	(53,776)	20,730	273	383,934
One Liberty Properties
Inc.	23,230	3,030	4,608	44	979	764	547	22,676
Paramount Group Inc.	224,305	39,861	43,062	164	(10,716)	1,817	—	211,654
Park Hotels & Resorts
Inc.	NA2	101,198	73,343	1,450	17,182	38,637	—	NA3
Parkway Inc.	71,947	5,852	71,480	(11,230)	4,911	12,642	—	—
Pebblebrook Hotel
Trust	157,680	20,482	41,462	1,775	29,174	5,913	—	167,649

Pennsylvania REIT	95,545	5,758	12,402	(3,148)	(40,750)	148	—	45,822
Physicians Realty Trust	191,090	81,495	45,601	3,628	(21,818)	5,000	—	208,736
Piedmont Office Realty
Trust Inc. Class A	241,417	20,324	46,641	1,856	(25,993)	3,329	1,590	190,029

Prologis Inc.	1,970,078	220,941	502,471	82,669	543,831	22,607	30,146	2,315,048
PS Business Parks Inc.	174,220	17,069	40,546	10,062	21,579	3,929	—	182,384
Public Storage	2,425,257	350,741	502,323	93,415	(175,147)	69,454	—	2,191,943
QTS Realty Trust Inc.
Class A	184,034	16,497	37,642	5,125	19,011	4,050	—	187,352
Quality Care Properties
Inc.	132,027	10,481	23,344	1,278	(20,289)	—	—	100,154
RAIT Financial Trust	24,668	1,311	3,553	(6,390)	(12,555)	222	334	3,088
Ramco-Gershenson
Properties Trust	98,801	6,687	16,018	(865)	(20,623)	3,321	373	67,721
Realty Income Corp.	1,180,027	157,836	236,031	31,888	(143,315)	28,290	—	990,640
Regency Centers Corp.	557,628	94,800	148,743	16,858	115,069	10,882	1,586	636,857
Retail Opportunity
Investments Corp.	176,709	14,364	43,874	4,429	(27,910)	3,104	183	123,835
Retail Properties of
America Inc.	271,987	21,306	49,675	(938)	(47,747)	6,250	—	195,684
Rexford Industrial
Realty Inc.	114,769	11,304	26,880	5,875	28,802	2,057	45	133,870

RLJ Lodging Trust	220,888	95,623	51,522	3,235	(12,325)	9,559	—	255,899
Ryman Hospitality
Properties Inc.	215,012	19,116	44,215	4,844	10,784	7,705	320	205,541
Sabra Health Care
REIT Inc.	126,889	37,001	42,185	3,534	110,379	2,724	135	236,762

Select Income REIT	128,330	10,788	24,818	424	(7,591)	5,438	1,119	109,535
Senior Housing
Properties Trust	346,271	32,426	74,109	2,545	(12,786)	11,213	—	295,454
Seritage Growth
Properties Class A	70,018	4,994	8,838	595	835	1,240	—	67,603
Silver Bay Realty Trust
Corp.	43,697	1,400	57,224	7,370	3,877	—	—	—
Simon Property Group
Inc.	4,419,387	409,797	887,020	81,005	(745,176)	125,029	2,541	3,277,993

SL Green Realty Corp.	836,650	85,140	166,459	12,689	(109,774)	8,093	9,021	658,245
Spirit Realty Capital
Inc.	386,215	28,971	62,217	(2,151)	(76,679)	11,960	274	271,882
STAG Industrial Inc.	126,455	45,415	31,372	4,059	19,362	3,971	—	163,735

REIT Index Fund

Starwood Waypoint
Homes	—	9,509	45,495	2,826	39,315	1,846	—	306,422
STORE Capital Corp.	277,597	55,452	61,911	2,125	12,021	10,486	249	285,355
Summit Hotel
Properties Inc.	106,021	30,526	24,442	3,844	(3,339)	2,434	—	111,392
Sun Communities Inc.	414,680	88,856	86,336	14,205	45,622	3,838	2,720	477,801
Sunstone Hotel
Investors Inc.	244,027	24,180	50,798	5,255	20,546	1,883	506	243,211
Tanger Factory Outlet
Centers Inc.	251,411	18,080	39,363	2,809	(84,144)	6,702	65	148,333
Taubman Centers Inc.	327,490	24,238	51,454	3,712	(109,705)	7,385	647	193,733
Terreno Realty Corp.	96,103	16,628	22,345	3,186	30,267	1,978	78	124,035
Tier REIT Inc.	66,628	5,314	13,238	1,454	1,573	1,305	—	63,228
UDR Inc.	714,332	72,447	162,574	20,312	56,607	11,936	6,193	701,124
UMH Properties Inc.	—	39,012	5,147	(168)	(3,638)	368	—	30,059
Universal Health Realty
Income Trust	61,745	5,508	14,205	3,368	7,127	1,519	267	63,938
Urban Edge Properties	212,935	44,797	41,877	4,690	(40,055)	5,331	—	180,490
Vanguard Market
Liquidity Fund	149,286	NA4	NA4	(9)	(7)	391	—	295,621
Vanguard REIT II
Index Fund	—	6,255,491	—	—	(12,202)	—	—	6,243,289
Ventas Inc.	1,658,300	176,166	368,583	43,763	(4,375)	59,100	3,315	1,505,271
VEREIT Inc.	616,630	73,303	126,410	(8,491)	(35,392)	26,364	2,839	519,640
Vornado Realty Trust	1,382,302	114,595	230,806	16,490	(420,266)	10,338	6,564	862,315
Washington Prime
Group Inc.	135,898	9,374	22,268	(4,583)	(21,582)	9,194	—	98,145
Washington REIT	177,272	20,745	35,388	2,544	1,923	3,169	153	167,122
Weingarten Realty
Investors	331,196	26,596	60,360	3,668	(49,943)	8,081	2,476	251,053
Welltower Inc.	1,816,108	209,318	399,624	38,200	(7,243)	55,538	15,376	1,657,379
Whitestone REIT	30,721	10,476	6,052	124	(1,055)	1,057	286	34,350
Winthrop Realty Trust	15,172	—	—	—	(999)	757	379	14,173
WP Carey Inc.	476,167	68,452	102,964	3,808	42,927	21,004	120	490,668
Xenia Hotels & Resorts
Inc.	148,670	13,825	32,010	639	25,962	6,412	—	157,087
Total	59,610,847			1,285,866	(1,276,846)	1,482,292	225,341	61,163,200

1 Does not include adjustments related to return of capital.
2 Not applicable—at January 31, 2017, the issuer was not an affiliated company of the fund.
3 Not applicable—at October 31, 2017, the security was still held, but the issuer was no longer an affiliated company of the fund.
4 Not applicable—purchases and sales are for temporary cash investment purposes.

Appendix:
Vanguard REIT II Index Fund

Schedule of Investments (unaudited)

As of October 31, 2017

		Market
		Value
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (100.0%)
Diversified REITs (7.8%)
VEREIT Inc.	7,241,019	57,132
WP Carey Inc.	791,592	53,947
Colony NorthStar Inc. Class A	3,887,739	47,741
Liberty Property Trust	1,094,109	46,915
Forest City Realty Trust Inc. Class A	1,585,995	39,063
Gramercy Property Trust	1,128,825	33,526
STORE Capital Corp.	1,270,807	31,376
Spirit Realty Capital Inc.	3,597,468	29,895
PS Business Parks Inc.	151,564	20,057
Empire State Realty Trust Inc.	991,279	19,875
Washington REIT	571,070	18,383
Lexington Realty Trust	1,608,581	16,279
Alexander & Baldwin Inc.	347,286	15,711
Select Income REIT	498,483	12,043
Global Net Lease Inc.	493,931	10,669
American Assets Trust Inc.	262,746	10,192
* iStar Inc.	482,623	5,647
Investors Real Estate Trust	906,849	5,305
Armada Hoffler Properties Inc.	334,384	4,772
Gladstone Commercial Corp.	187,266	4,056
One Liberty Properties Inc.	102,948	2,494
RAIT Financial Trust	621,404	333
		485,411
Health Care REITs (11.8%)
Welltower Inc.	2,721,372	182,223
Ventas Inc.	2,637,428	165,499
HCP Inc.	3,464,552	89,524
Healthcare Trust of America Inc. Class A	1,422,125	42,735
^ Omega Healthcare Investors Inc.	1,462,716	42,214
Medical Properties Trust Inc.	2,705,306	35,791
Senior Housing Properties Trust	1,765,566	32,486
Healthcare Realty Trust Inc.	920,212	29,668
Sabra Health Care REIT Inc.	1,306,967	26,035
National Health Investors Inc.	304,600	23,208
Physicians Realty Trust	1,320,740	22,954
LTC Properties Inc.	294,134	13,680
* Quality Care Properties Inc.	695,652	11,012
CareTrust REIT Inc.	539,382	10,194
Universal Health Realty Income Trust	96,206	7,043
New Senior Investment Group Inc.	610,903	5,462
		739,728
Hotel & Resort REITs (6.7%)
Host Hotels & Resorts Inc.	5,497,808	107,537
Hospitality Properties Trust	1,220,909	34,894
Park Hotels & Resorts Inc.	1,117,798	32,181
Apple Hospitality REIT Inc.	1,575,024	29,831
RLJ Lodging Trust	1,299,090	28,138
Sunstone Hotel Investors Inc.	1,638,808	26,745
LaSalle Hotel Properties	841,671	23,744

Ryman Hospitality Properties Inc.	341,903	22,610
^ Pebblebrook Hotel Trust	517,128	18,441
Xenia Hotels & Resorts Inc.	794,048	17,278
DiamondRock Hospitality Co.	1,489,002	16,171
MGM Growth Properties LLC Class A	514,458	15,182
Chesapeake Lodging Trust	446,639	12,461
Summit Hotel Properties Inc.	775,289	12,257
Chatham Lodging Trust	285,565	6,211
Hersha Hospitality Trust Class A	310,724	5,497
Ashford Hospitality Trust Inc.	724,438	5,093
Ashford Hospitality Prime Inc.	190,774	1,854
		416,125
Industrial REITs (7.6%)
Prologis Inc.	3,941,315	254,530
Duke Realty Corp.	2,642,803	75,267
DCT Industrial Trust Inc.	683,264	39,643
First Industrial Realty Trust Inc.	871,762	26,920
EastGroup Properties Inc.	251,932	22,823
STAG Industrial Inc.	659,668	18,009
Rexford Industrial Realty Inc.	496,073	14,728
Terreno Realty Corp.	371,636	13,646
Monmouth Real Estate Investment Corp.	485,902	8,280
		473,846
Office REITs (13.0%)
Boston Properties Inc.	1,143,527	138,573
Vornado Realty Trust	1,266,500	94,810
Alexandria Real Estate Equities Inc.	676,879	83,906
SL Green Realty Corp.	756,431	72,375
Kilroy Realty Corp.	730,510	52,034
Douglas Emmett Inc.	1,091,491	43,431
Hudson Pacific Properties Inc.	1,159,813	39,225
Highwoods Properties Inc.	758,263	38,709
Cousins Properties Inc.	3,113,531	28,084
* Equity Commonwealth	922,209	27,713
Corporate Office Properties Trust	739,222	23,603
Paramount Group Inc.	1,461,987	23,275
Brandywine Realty Trust	1,303,348	22,796
* JBG SMITH Properties	703,018	21,941
Piedmont Office Realty Trust Inc. Class A	1,080,606	20,899
Columbia Property Trust Inc.	910,378	20,101
Mack-Cali Realty Corp.	634,947	14,458
Government Properties Income Trust	715,469	13,000
* New York REIT Inc.	1,247,855	9,421
Franklin Street Properties Corp.	757,821	7,578
Tier REIT Inc.	355,402	6,955
Easterly Government Properties Inc.	275,840	5,550
NorthStar Realty Europe Corp.	388,707	5,236
		813,673
Residential REITs (16.5%)
AvalonBay Communities Inc.	1,024,100	185,700
Equity Residential	2,728,678	183,531
Essex Property Trust Inc.	487,529	127,942
Mid-America Apartment Communities Inc.	844,084	86,392
UDR Inc.	1,987,296	77,087
Camden Property Trust	688,736	62,840
Equity LifeStyle Properties Inc.	613,219	54,258

Sun Communities Inc.	579,033	52,264
Apartment Investment & Management Co.	1,166,988	51,324
American Campus Communities Inc.	996,499	41,434
American Homes 4 Rent Class A	1,727,477	36,761
Starwood Waypoint Homes	927,948	33,694
Education Realty Trust Inc.	544,058	18,988
Independence Realty Trust Inc.	606,915	6,160
Altisource Residential Corp.	378,577	4,039
UMH Properties Inc.	221,380	3,307
NexPoint Residential Trust Inc.	117,766	2,797
		1,028,518
Retail REITs (18.2%)
Simon Property Group Inc.	2,320,264	360,407
Realty Income Corp.	2,029,380	108,917
GGP Inc.	4,591,683	89,354
Regency Centers Corp.	1,137,630	70,021
Federal Realty Investment Trust	536,937	64,712
Kimco Realty Corp.	3,163,426	57,448
Macerich Co.	895,727	48,907
National Retail Properties Inc.	1,108,486	44,539
Brixmor Property Group Inc.	2,265,986	39,587
Weingarten Realty Investors	906,699	27,609
Retail Properties of America Inc.	1,760,960	21,519
Taubman Centers Inc.	451,312	21,311
Urban Edge Properties	846,143	19,850
DDR Corp.	2,319,502	17,791
Acadia Realty Trust	629,942	17,733
Tanger Factory Outlet Centers Inc.	717,146	16,315
Retail Opportunity Investments Corp.	815,909	14,670
Kite Realty Group Trust	621,649	11,619
Washington Prime Group Inc.	1,379,110	10,798
CBL & Associates Properties Inc.	1,271,569	9,969
Agree Realty Corp.	210,769	9,967
^ Seritage Growth Properties Class A	188,464	7,752
Ramco-Gershenson Properties Trust	590,269	7,455
Alexander's Inc.	17,088	7,023
Getty Realty Corp.	245,079	6,963
Saul Centers Inc.	95,893	5,861
Pennsylvania REIT	518,959	5,044
Urstadt Biddle Properties Inc. Class A	221,135	4,805
Whitestone REIT	283,048	3,781
Cedar Realty Trust Inc.	636,060	3,460
		1,135,187
Specialized REITs (18.4%)
Equinix Inc.	579,039	268,385
Public Storage	1,162,807	240,992
Digital Realty Trust Inc.	1,524,168	180,522
Extra Space Storage Inc.	936,163	76,381
Iron Mountain Inc.	1,864,762	74,590
Gaming and Leisure Properties Inc.	1,470,018	53,714
CyrusOne Inc.	619,479	38,030
EPR Properties	547,428	37,871
CubeSmart	1,339,158	36,452
CoreSite Realty Corp.	254,224	28,155
Life Storage Inc.	345,677	27,938
GEO Group Inc.	922,755	23,945

CoreCivic Inc.		878,248	21,658
QTS Realty Trust Inc. Class A		356,245	20,609
Four Corners Property Trust Inc.		446,464	11,019
National Storage Affiliates Trust		328,946	8,155
			1,148,416
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,282,976)			6,240,904
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1,2 Vanguard Market Liquidity Fund (Cost $7,940)	1.246%	79,389	7,940
Total Temporary Cash Investments (Cost $7,940)			7,940
Total Investments (100.1%) (Cost $6,290,916)			6,248,844
Other Assets and Liabilities-Net (-0.1%)2			(5,555)
Net Assets (100%)			6,243,289

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,368,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $7,940,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At October 31, 2017, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

C. At October 31, 2017, the cost of investment securities for tax purposes was $6,290,916,000. Net unrealized depreciation of investment securities for tax purposes was $42,072,000, consisting of

REIT II Index Fund

unrealized gains of $178,972,000 on securities that had risen in value since their purchase and $221,044,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Growth Fund

Schedule of Investments (unaudited)
As of October 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (97.4%)
Consumer Discretionary (12.8%)
NIKE Inc. Class B	22,418,936	1,232,817
TJX Cos. Inc.	9,883,601	689,876
McDonald's Corp.	4,118,275	687,381
VF Corp.	7,688,641	535,514
Starbucks Corp.	8,896,501	487,884
Walt Disney Co.	4,904,414	479,701
		4,113,173
Consumer Staples (16.1%)
Diageo plc	23,852,928	814,557
Coca-Cola Co.	17,431,556	801,503
Costco Wholesale Corp.	4,965,228	799,799
Colgate-Palmolive Co.	11,049,756	778,455
PepsiCo Inc.	6,999,887	771,598
Walgreens Boots Alliance Inc.	8,172,925	541,620
Procter & Gamble Co.	4,464,370	385,454
CVS Health Corp.	4,275,301	292,986
		5,185,972
Energy (4.2%)
Schlumberger Ltd.	10,803,296	691,411
Exxon Mobil Corp.	7,885,606	657,265
		1,348,676
Financials (12.2%)
Chubb Ltd.	6,194,320	934,227
PNC Financial Services Group Inc.	6,268,621	857,485
Marsh & McLennan Cos. Inc.	8,911,664	721,221
American Express Co.	7,479,224	714,416
BlackRock Inc.	1,511,436	711,629
		3,938,978
Health Care (15.2%)
UnitedHealth Group Inc.	3,654,321	768,211
Medtronic plc	8,845,327	712,226
Johnson & Johnson	4,842,227	675,055
Merck & Co. Inc.	11,175,206	615,642
Cardinal Health Inc.	9,553,917	591,388
McKesson Corp.	3,860,220	532,247
Amgen Inc.	3,016,924	528,625
Roche Holding AG	1,677,264	387,668
Danaher Corp.	1,042,409	96,183
		4,907,245
Industrials (18.0%)
United Parcel Service Inc. Class B	7,543,524	886,590
Union Pacific Corp.	7,279,658	842,912
Lockheed Martin Corp.	2,656,772	818,711
Canadian National Railway Co.	9,911,155	797,517
Honeywell International Inc.	5,199,078	749,499
Northrop Grumman Corp.	2,117,341	625,738
United Technologies Corp.	4,978,034	596,169

General Dynamics Corp.			2,392,565	485,643
				5,802,779
Information Technology (10.5%)
Microsoft Corp.			14,979,318	1,245,979
Accenture plc Class A			6,576,747	936,266
Visa Inc. Class A			7,635,171	839,716
Automatic Data Processing Inc.			3,014,921	350,515
				3,372,476
Materials (3.9%)
Praxair Inc.			4,779,906	698,440
Ecolab Inc.			4,267,006	557,527
				1,255,967
Real Estate (4.5%)
American Tower Corp.			5,019,123	721,097
Public Storage			3,457,239	716,513
				1,437,610
Total Common Stocks (Cost $21,446,774)				31,362,876
			Face
		Maturity	Amount
	Coupon	Date	($000)
Temporary Cash Investments (2.6%)
Repurchase Agreements (1.7%)
RBS Securities, Inc.
(Dated 10/31/17, Repurchase Value
$275,808,000, collateralized by U.S.
Treasury Note/Bond 0.625%-2.250%,
11/30/17-4/30/18, with a value of
$281,317,000)	1.040%	11/1/17	275,800	275,800
Societe Generale
(Dated 10/31/17, Repurchase Value
$268,408,000, collateralized by Federal
Home Loan Bank 1.375%, 3/18/19, Federal
Home Loan Mortgage Corp. 3.427%-
5.967%, 1/1/20-11/1/30, Federal National
Mortgage Assn. 1.907%-4.500%, 11/1/18-
4/1/47, Government National Mortgage
Assn. 3.000%-4.500%, 6/20/46-7/20/47,
and U.S. Treasury Note/Bond 0.000%-
4.375%, 3/1/18-11/15/40, with a value of
$273,768,000)	1.070%	11/1/17	268,400	268,400
				544,200
U.S. Government and Agency Obligations (0.9%)
United States Treasury Bill	0.978%	12/7/17	150,000	149,853
United States Treasury Bill	1.003%	12/21/17	150,000	149,801
				299,654
Total Temporary Cash Investments (Cost $843,845)				843,854
Total Investments (100.0%) (Cost $22,290,619)				32,206,730
Other Assets and Liabilities-Net (0.0%)				11,558
Net Assets (100%)				32,218,288

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Dividend Growth Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Dividend Growth Fund

The following table summarizes the market value of the fund's investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	30,160,651	1,202,225	—
Temporary Cash Investments	—	843,854	—
Total	30,160,651	2,046,079	—

E. At October 31, 2017, the cost of investment securities for tax purposes was $22,290,619,000. Net unrealized appreciation of investment securities for tax purposes was $9,916,111,000, consisting of unrealized gains of $10,313,441,000 on securities that had risen in value since their purchase and $397,330,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund

Schedule of Investments (unaudited)
As of October 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)1
Basic Materials (5.0%)
Ecolab Inc.	2,500,128	326,667
Air Products & Chemicals Inc.	1,864,841	297,311
PPG Industries Inc.	2,203,388	256,122
Nucor Corp.	2,732,647	158,029
Albemarle Corp.	964,652	135,910
International Flavors & Fragrances Inc.	677,316	99,850
Westlake Chemical Corp.	1,104,887	93,816
RPM International Inc.	1,144,757	61,050
Royal Gold Inc.	559,795	47,084
NewMarket Corp.	101,584	40,673
Sensient Technologies Corp.	380,486	28,936
HB Fuller Co.	431,349	24,531
Stepan Co.	192,297	15,357
Hawkins Inc.	91,455	3,484
		1,588,820
Consumer Goods (13.0%)
PepsiCo Inc.	10,801,557	1,190,656
NIKE Inc. Class B	11,357,729	624,562
Colgate-Palmolive Co.	7,566,412	533,054
Stanley Black & Decker Inc.	1,307,623	211,247
Archer-Daniels-Midland Co.	4,894,384	200,033
Kellogg Co.	3,009,336	188,174
Hormel Foods Corp.	4,532,064	141,219
Clorox Co.	1,099,267	139,090
Genuine Parts Co.	1,271,615	112,195
JM Smucker Co.	997,948	105,832
Brown-Forman Corp. Class B	1,848,795	105,418
Hasbro Inc.	1,065,237	98,630
Church & Dwight Co. Inc.	2,182,263	98,573
McCormick & Co. Inc.	974,066	96,949
Bunge Ltd.	1,195,553	82,230
Polaris Industries Inc.	539,345	63,875
Leggett & Platt Inc.	1,146,506	54,184
Columbia Sportswear Co.	595,551	37,150
Lancaster Colony Corp.	235,174	29,449
J&J Snack Foods Corp.	160,339	21,352
^ Tootsie Roll Industries Inc.	322,924	11,496
Andersons Inc.	241,882	9,058
		4,154,426
Consumer Services (13.5%)
Walgreens Boots Alliance Inc.	9,250,957	613,061
Costco Wholesale Corp.	3,764,438	606,376
CVS Health Corp.	8,790,697	602,426
Lowe's Cos. Inc.	7,454,960	596,024
TJX Cos. Inc.	5,587,053	389,976
Sysco Corp.	4,629,847	257,512
Ross Stores Inc.	3,377,718	214,451
Cardinal Health Inc.	2,703,546	167,349

Kroger Co.	8,040,130	166,431
Best Buy Co. Inc.	2,689,534	150,560
AmerisourceBergen Corp. Class A	1,862,167	143,294
Tiffany & Co.	1,066,579	99,853
Rollins Inc.	1,868,481	82,045
FactSet Research Systems Inc.	339,010	64,368
Casey's General Stores Inc.	335,773	38,469
^ Cracker Barrel Old Country Store Inc.	206,145	32,185
John Wiley & Sons Inc. Class A	414,192	22,636
Aaron's Inc.	612,944	22,556
Matthews International Corp. Class A	276,462	17,376
^ Monro Muffler Brake Inc.	278,938	13,766
Bob Evans Farms Inc.	169,384	13,075
International Speedway Corp. Class A	217,287	8,442
		4,322,231
Financials (9.8%)
Chubb Ltd.	3,991,929	602,063
S&P Global Inc.	2,214,582	346,516
Travelers Cos. Inc.	2,397,010	317,484
Aflac Inc.	3,440,405	288,616
Ameriprise Financial Inc.	1,320,256	206,673
Franklin Resources Inc.	4,845,001	204,120
Cincinnati Financial Corp.	1,411,651	99,056
SEI Investments Co.	1,364,174	88,003
Torchmark Corp.	1,009,188	84,903
American Financial Group Inc.	745,654	78,659
WR Berkley Corp.	1,038,746	71,237
Brown & Brown Inc.	1,200,179	59,817
Cullen/Frost Bankers Inc.	546,347	53,815
Commerce Bancshares Inc.	871,136	50,665
Eaton Vance Corp.	973,397	49,127
RenaissanceRe Holdings Ltd.	350,977	48,561
BOK Financial Corp.	561,541	48,556
Bank of the Ozarks	1,038,578	48,418
Assurant Inc.	476,750	47,985
Erie Indemnity Co. Class A	396,061	47,844
Axis Capital Holdings Ltd.	737,863	40,132
Prosperity Bancshares Inc.	595,684	39,184
Hanover Insurance Group Inc.	364,328	35,843
UMB Financial Corp.	426,845	31,386
Community Bank System Inc.	433,418	23,964
American Equity Investment Life Holding Co.	756,602	22,327
RLI Corp.	376,763	22,263
AmTrust Financial Services Inc.	1,678,709	21,085
BancFirst Corp.	271,165	14,819
Westamerica Bancorporation	224,876	13,095
1st Source Corp.	222,245	11,403
Tompkins Financial Corp.	129,682	11,298
Infinity Property & Casualty Corp.	94,618	8,927
Southside Bancshares Inc.	251,063	8,890
Community Trust Bancorp Inc.	151,025	7,295
		3,154,029
Health Care (13.7%)
Johnson & Johnson	9,755,884	1,360,068
Medtronic plc	11,767,588	947,526
Abbott Laboratories	14,809,714	803,131

Stryker Corp.	3,195,700	494,918
Becton Dickinson and Co.	1,824,003	380,615
CR Bard Inc.	617,323	201,908
Perrigo Co. plc	1,228,712	99,513
West Pharmaceutical Services Inc.	628,027	63,682
Healthcare Services Group Inc.	624,357	33,022
Atrion Corp.	15,630	10,279
National HealthCare Corp.	130,264	8,337
* Immune Pharmaceuticals Inc.	2	—
		4,402,999
Industrials (33.1%)
3M Co.	5,109,698	1,176,201
United Technologies Corp.	6,906,536	827,127
Union Pacific Corp.	6,974,539	807,582
Accenture plc Class A	5,648,811	804,165
Lockheed Martin Corp.	2,488,130	766,742
General Dynamics Corp.	2,594,636	526,659
FedEx Corp.	2,284,108	515,774
Illinois Tool Works Inc.	2,970,074	464,876
Raytheon Co.	2,510,088	452,318
Automatic Data Processing Inc.	3,847,295	447,286
Northrop Grumman Corp.	1,496,393	442,229
CSX Corp.	7,940,020	400,415
Sherwin-Williams Co.	799,676	315,992
Waste Management Inc.	3,768,366	309,647
Roper Technologies Inc.	873,106	225,410
Republic Services Inc. Class A	2,906,398	189,119
Cintas Corp.	900,222	134,169
Dover Corp.	1,332,690	127,259
L3 Technologies Inc.	666,700	124,793
Fastenal Co.	2,479,049	116,441
JB Hunt Transport Services Inc.	953,962	101,492
^ WW Grainger Inc.	504,254	99,691
CH Robinson Worldwide Inc.	1,213,560	95,301
Expeditors International of Washington Inc.	1,543,683	90,120
AO Smith Corp.	1,260,415	74,617
Jack Henry & Associates Inc.	665,216	73,260
Graco Inc.	479,887	63,244
Nordson Corp.	492,280	62,367
Carlisle Cos. Inc.	553,508	60,792
Toro Co.	927,350	58,284
Robert Half International Inc.	1,095,576	56,718
Donaldson Co. Inc.	1,132,137	53,448
Lincoln Electric Holdings Inc.	563,287	51,637
AptarGroup Inc.	534,104	46,504
MDU Resources Group Inc.	1,673,412	45,768
Sonoco Products Co.	851,781	44,114
Ryder System Inc.	458,172	37,149
Bemis Co. Inc.	792,722	35,688
ITT Inc.	757,392	35,325
MSC Industrial Direct Co. Inc. Class A	384,407	31,867
Regal Beloit Corp.	383,714	31,138
Silgan Holdings Inc.	1,034,554	30,261
MSA Safety Inc.	323,750	25,738
ABM Industries Inc.	558,383	23,435
Franklin Electric Co. Inc.	397,296	18,077
Brady Corp. Class A	408,432	15,541

Badger Meter Inc.	249,659	10,935
Tennant Co.	151,176	10,484
McGrath RentCorp	205,078	9,167
Lindsay Corp.	91,456	8,374
Gorman-Rupp Co.	223,801	7,157
Cass Information Systems Inc.	96,036	6,194
NACCO Industries Inc. Class A	44,438	1,849
		10,589,940
Technology (9.8%)
Microsoft Corp.	18,635,138	1,550,071
Texas Instruments Inc.	8,567,293	828,371
Analog Devices Inc.	3,128,096	285,595
Microchip Technology Inc.	1,854,831	175,838
Xilinx Inc.	2,133,401	157,210
Harris Corp.	1,066,643	148,605
		3,145,690
Telecommunications (0.1%)
Telephone & Data Systems Inc.	883,004	25,739
ATN International Inc.	112,157	6,089
		31,828
Utilities (1.9%)
Edison International	2,792,334	223,247
Atmos Energy Corp.	901,244	78,625
UGI Corp.	1,482,519	70,953
Aqua America Inc.	1,521,120	53,969
Southwest Gas Holdings Inc.	406,955	33,529
New Jersey Resources Corp.	740,166	32,900
Black Hills Corp.	457,641	29,866
MGE Energy Inc.	296,902	19,610
California Water Service Group	411,023	17,263
American States Water Co.	313,911	16,873
Chesapeake Utilities Corp.	140,009	11,278
SJW Group	175,612	10,416
Middlesex Water Co.	139,492	6,065
Connecticut Water Service Inc.	94,117	5,837
York Water Co.	110,332	3,884
		614,315
Total Common Stocks (Cost $24,635,010)		32,004,278

		Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund		1.246%		387,008	38,705

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Cash Management Bill	1.048%	1/2/18	2,000	1,996
4	United States Treasury Bill	1.169%	3/22/18	500	498
					2,494
Total Temporary Cash Investments (Cost $41,199)					41,199
Total Investments (100.0%) (Cost $24,676,209)					32,045,477
Other Assets and Liabilities-Net (0.0%)3					(3,712)
Net Assets (100%)					32,041,765

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,949,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $35,989,000 of collateral received for securities on loan.
4 Securities with a value of $1,197,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	226	29,072	882

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Dividend Appreciation Index Fund

The following table summarizes the market value of the fund's investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	32,004,278	—	—
Temporary Cash Investments	38,705	2,494	—
Futures Contracts—Assets[1]	50	—	—
Total	32,043,033	2,494	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At October 31, 2017, the cost of investment securities for tax purposes was $24,676,209,000. Net unrealized appreciation of investment securities for tax purposes was $7,369,268,000, consisting of unrealized gains of $7,852,336,000 on securities that had risen in value since their purchase and $483,068,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 21, 2017
VANGUARD SPECIALIZED FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 21, 2017

* By:/s/ Anne E. RobinsonAnne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.